Business Acquisitions - Schedule of Purchase Price Allocation (Details) - USD ($) $ in Thousands		Sep. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Dec. 31, 2013	Feb. 15, 2013	Dec. 31, 2012	Dec. 27, 2012
Business Acquisition [Line Items]
Liability for indemnification obligations		$ (86,873)	$ (132,918)	$ (143,836)	$ (192,716)		$ (38,140)
Liability for certain foreclosure matters	[1]		0		(66,948)
Goodwill			$ 0		$ 420,201
ResCap [Member]
Business Acquisition [Line Items]
Cash						$ 0
Loans held for sale						0
MSRs	[2]					401,314
Advances and match funded advances	[2]					1,786,409
Deferred tax assets						0
Premises and equipment						16,423
Debt service accounts						0
Investment in unconsolidated entities						0
Receivables and other assets						2,989
Match funded liabilities						0
Other borrowings						0
Liability for indemnification obligations						(49,500)
Liability for certain foreclosure matters						0
Accrued bonuses						0
Checks held for escheat						0
Other						(25,125)
Total identifiable net assets						2,132,510
Goodwill						211,419
Total consideration						$ 2,343,929
Homeward [Member]
Business Acquisition [Line Items]
Cash								$ 79,511
Loans held for sale								558,721
MSRs	[2]							360,344
Advances and match funded advances	[2]							2,266,882
Deferred tax assets								52,103
Premises and equipment								12,515
Debt service accounts								69,287
Investment in unconsolidated entities								5,485
Receivables and other assets								22,280
Match funded liabilities								(1,997,459)
Other borrowings								(864,969)
Liability for indemnification obligations								(32,498)
Liability for certain foreclosure matters								(13,430)
Accrued bonuses								(35,201)
Checks held for escheat								(16,453)
Other								(48,230)
Total identifiable net assets								418,888
Goodwill								345,936
Total consideration								$ 764,824

[1]	This liability was settled in May 2014. We recognized $53.5 million of expense in Professional services during 2013 to establish the liability. We recognized the remaining $13.4 million of the liability as an adjustment to the initial purchase price allocation related to the Homeward Acquisition. We applied this measurement period adjustment retrospectively to our Consolidated Balance Sheet at December 31, 2012 with an offsetting increase in goodwill.
[2]	As of the acquisition date, the purchase of certain MSRs from ResCap was not complete pending the receipt of certain consents and court approvals. Subsequent to the acquisition, we obtained the required consents and approvals for a portion of these MSRs and paid an additional purchase price of $174.6 million to acquire the MSRs and related advances, including $54.2 million in 2014. The purchase price allocation has been revised to include the resulting adjustments to MSRs, advances and goodwill.